Expenses by Nature - Summary of major components of personnel expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure Of Quantitative Information About Components Of Personnel Expenses [Abstract]
Salaries and bonuses	¥ 709,281	¥ 709,987	¥ 715,215
Retirement benefit expenses	94,665	96,248	100,909
Social security expense	60,957	58,987	59,983
Other	26,220	25,493	25,504
Total	¥ 891,123	¥ 890,715	¥ 901,611